Other Non-Current Liabilities (Details) - Schedule of Other Non-Current Liabilities - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Non Current Liabilities [Abstract]
Deferred acquisition consideration	$ 346,796